Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Computer Equipment	3 years
Software Costs	3 years
Office Equipment	3 - 10 years
Furniture and Fixtures	5 - 10 years
Leasehold Improvements	5 years
Property and equipment consists of the following:

	December 31, 2014	December 31, 2013
Furniture and fixtures	$203,965	$153,521
Office equipment	42,576	34,518
Computer equipment	292,669	169,814
Leasehold improvements	289,230	3,699
Total	828,440	361,552
Less accumulated depreciation and amortization	(239,521)	(205,070)
Property and equipment, net	$588,919	$156,482

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company used the following assumptions for options granted under the 2011 Equity Incentive Plans during the twelve months ended December 31, 2014 and 2013:

	Twelve Months Ended
2011 Equity Incentive Plans Assumptions	December 31, 2014	December 31, 2013
Expected term	6 years	9 years
Weighted average volatility	42.26%	51.51%
Weighted average risk free interest rate	1.80%	2.17%
Expected dividends	—	—